Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2019-2

Collection Period	04/01/20-04/30/20
Determination Date	5/11/2020
Distribution Date	5/15/2020

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-228379-02.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$922,704,585.21
2.	Collections allocable to Principal		$27,683,188.84
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,546,326.19
5.	Pool Balance on the close of the last day of the related Collection Period		$893,475,070.18
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		61,828
7.	Initial Pool Balance		$1,368,421,077.86
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$229,559,809.71	$206,691,451.38
	c. Class A-2b Floating Rate Note Balance	$63,855,301.73	$57,494,145.03
	d. Class A-3 Note Balance	$429,120,000.00	$429,120,000.00
	e. Class A-4 Note Balance	$101,640,000.00	$101,640,000.00
	f. Class B Note Balance	$38,320,000.00	$38,320,000.00
	g. Class C Note Balance	$32,160,000.00	$32,160,000.00
	h. Class D Note Balance	$23,260,000.00	$23,260,000.00
	i. Note Balance (sum a - h)	$917,915,111.44	$888,685,596.41
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.6385530	0.5749415
	c. Class A-2b Floating Rate Note Pool Factor	0.6385530	0.5749415
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.6724653	0.6510517
10.	Overcollateralization Target Amount		$4,789,473.77
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$4,789,473.77
12.	Weighted Average Coupon		8.64%
13.	Weighted Average Original Term	months	66.55
14.	Weighted Average Remaining Term	months	50.65
15.	1-Month LIBOR for the interest period ending 5/14/2020		0.81400%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 5/14/2020		1.01400%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$6,219,334.95
	b. Liquidation Proceeds allocable to Finance Charge		$278.25
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$6,219,613.20
18.	Principal:
	a. Collections allocable to Principal		$27,683,188.84
	b. Liquidation Proceeds allocable to Principal		$396,600.32
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$28,079,789.16
19.	Total Finance Charge and Principal Collections (17d + 18d)		$34,299,402.36
20.	Interest Income from Collection Account		$3,880.56
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$34,303,282.92

Available Funds
23.	Available Collections	$34,303,282.92
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$34,303,282.92
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$768,920.49
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$768,920.49
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$514,596.57
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$514,596.57
	i. Class A-2b Monthly Interest	$53,957.73
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$53,957.73
	m. Class A-3 Monthly Interest	$958,368.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	958,368.00
	q. Class A-4 Monthly Interest	$234,619.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$234,619.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$96,119.33
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$96,119.33
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$84,688.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$84,688.00
34.	Tertiary Principal Distributable Amount	$1,180,041.26
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$66,097.17
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$66,097.17

36.	Quaternary Principal Distributable Amount	$23,260,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$27,217,407.55
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$4,789,473.77
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$6,219,613.20
	b. Total Daily Deposits of Principal Collections	$28,079,789.16
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$3,880.56
	e. Total Deposits to Collection Account (sum a - d)	$34,303,282.92
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$768,920.49
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$31,237,960.83
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,296,401.60
	f. Total Withdrawals from Collection Account (sum a - e)	$34,303,282.92
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$514,596.57
	c. Class A-2b Interest Distribution	$53,957.73
	d. Class A-3 Interest Distribution	$958,368.00
	e. Class A-4 Interest Distribution	$234,619.00
	f. Class B Interest Distribution	$96,119.33
	g. Class C Interest Distribution	$84,688.00
	h. Class D Interest Distribution	$66,097.17
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$22,868,358.33
	k. Class A-2b Principal Distribution	$6,361,156.70
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$31,237,960.83
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$23,382,954.90
	c. Class A-2b Distribution	$6,415,114.43
	d. Class A-3 Distribution	$958,368.00
	e. Class A-4 Distribution	$234,619.00
	f. Class B Distribution	$96,119.33
	g. Class C Distribution	$84,688.00
	h. Class D Distribution	$66,097.17
	i. Total Withdrawals from Note Payment Account (sum a - h)	$31,237,960.83

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$2,296,401.60
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$2,296,401.60
Required Reserve Account Amount
49.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$3,421,052.69
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,421,052.69
51.	Investment Earnings	$420.72
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,421,473.41
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$420.72
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,421,052.69
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$768,920.49
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$31,237,960.83
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$2,296,401.60
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$420.72
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$23,382,954.90
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$6,415,114.43
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$958,368.00
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$234,619.00
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$96,119.33
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$84,688.00
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$66,097.17
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$2,296,401.60

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	909	$14,012,794.15
	b. 61 to 90 days past due	394	$6,259,291.15
	c. 91 to 120 days past due	164	$2,457,775.46
	d. 121 or more days past due	3	$31,414.83
	e. Total Past Due (sum a - d)	1,470	$22,761,275.59
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		2.5475%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	103	$1,546,326.19
77.	Recoveries	148	$396,878.57
78.	Net Losses (Ln 76 - Ln 77)		$1,149,447.62
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.1246%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	1,165	$18,081,394.78
81.	Recoveries	839	$6,913,314.65
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$11,168,080.13
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.8161%
84.	Average Net Loss on Defaulted Receivables		$9,586.33

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$69,179,908.00
86.	Pool Balance on the close of the last day of the preceding Collection Period		$922,704,585.21
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		7.50%

Servicer Covenant
88.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,745,966,000.00
89.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on May 11, 2020.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer